Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended	15 Months Ended
	Mar. 31, 2014	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Cash denominated in foreign currencies			$ 423,964	$ 423,964	$ 162,547
Cash denominated in foreign currencies, at cost			406,027	$ 406,027	3,628,144
Monthly flat rate brokerage fee	0.50%	0.33%		0.33%
Annualized flat rate brokerage fee	6.00%	4.00%		4.00%
Annualized general partner administrative fee				2.00%
Annualized ongoing placement agent fee				2.00%
Monthly general partner administrative fee				0.17%
Monthly ongoing placement agent fee				0.17%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Cash denominated in foreign currencies			924,554	$ 924,554	200,950
Cash denominated in foreign currencies, proceeds			$ 943,684	$ 943,684
Cash denominated in foreign currencies, at cost					$ 468,997
Monthly flat rate brokerage fee	0.50%	0.33%		0.33%
Annualized flat rate brokerage fee	6.00%	4.00%		4.00%
Annualized general partner administrative fee				2.00%
Annualized ongoing placement agent fee				2.00%
Monthly general partner administrative fee				0.17%
Monthly ongoing placement agent fee				0.17%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage basis of funds on deposit for interest income recognition			100.00%
Partnership assets percentage not deposited as margin credit for interest income			80.00%
Monthly flat rate brokerage fee	0.3833%	0.30%		0.30%
Annualized flat rate brokerage fee	4.60%	3.60%		3.60%
Annualized general partner administrative fee				1.60%
Annualized ongoing placement agent fee				2.00%
Limited partners unit that can be redeemed			100.00%	100.00%
Distributions			$ 0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Monthly flat rate brokerage fee	0.50%	0.33%		0.33%
Annualized flat rate brokerage fee	6.00%	4.00%		4.00%
Annualized general partner administrative fee				2.00%
Annualized ongoing placement agent fee				2.00%
Monthly general partner administrative fee				0.17%
Monthly ongoing placement agent fee				0.17%